Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Related Party Transactions and Balances Disclosure

11. RELATED PARTY TRANSACTIONS AND BALANCES

Current Related Parties

Entity	Relationship to Ku6 Media Co., Ltd.
Xu Xudong (“Mr. Xu”)	Largest shareholder
Shanghai Qinhe Internet Technology Software Development Co., Ltd., (“Qinhe”)	Entity controlled by Mr. Xu
Shanda Interactive Entertainment Limited (“Shanda”)	Second largest shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shanda Network Development Co., Ltd. (“Shanda Network”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd.	Wholly owned affiliate of Shanda
Shanda Capital Ltd.	Wholly owned affiliate of Shanda
Shanghai Shengle Information Technology Co., Ltd. (“Shengle”)	Wholly owned affiliate of Shanda
Shanghai Shengjin Software Development Co., Ltd. (“Shengjin”)	Wholly owned affiliate of Shanda

In the past (prior to Shanda’s cessation of majority ownership in April 2014 (Note 1)), the Group received advertising revenues from, and paid promotional service fees to, companies under common control by Shanda. Accordingly, certain advertising revenues and costs of revenue are separately classified in the consolidated statement of operations and comprehensive loss. From time to time in the past, the Group also lent cash resources to (or borrowed cash resources from) other companies under control of Shanda based upon its U.S. or RMB-denominated cash resource positions and the related resources and needs of other companies under control of Shanda. These lending (borrowing) transactions are reflected as investing (financing) activities, respectively, in the consolidated statement of cash flows and are reflected in the consolidated balance sheet (and below in this Note) as other receivables due from, or other payables due to, related parties.

Former Related Parties

Due to certain sale transactions conducted by Shanda in 2014 resulting in Shanda’s disposal of certain of its affiliates to third parties, the following entities were no longer related parties of the Group as of the dates hereby noted.

Entity	Relationship to Ku6 Media Co., Ltd.
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda until April 2014
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda until May 2014
Shanda Games Ltd. (“Shanda Games”)	Majority owned affiliate of Shanda until September 2014
Seed Music Group Limited	Significant influence exercised by Shanda until May 2014

Annual Related Party Activities

During the years ended December 31, 2012, 2013 and 2014 significant related party transactions occurring during the annual periods were as follows.

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Online advertising revenue received from Shengyue (Note A)	12,481,927	12,404,031	2,703,492
Promotional advertising revenue received from Qinhe (Note A)	—	—	1,613,606
Technical service fees in cost of revenues paid to Shanda Network (Note B)	—	335,504	673,899
Technical service fees in cost of revenues payable but forgiven by Shanda Network (Notes B, C)	—	—	235,876
Rental fee payable but forgiven by Shanda Network (Note C)	—	—	170,086
Rental fee payable but forgiven by Shengjin (Note C)	—	—	23,926
Interest expense payable but forgiven by Shanda Media Group Ltd. (Note C)	—	—	375,000
Receivables due from Hurray! Media Co., Ltd. to the Company but forgiven as to repayment (Note C)	—	—	1,246,641
Purchase of equipment from companies under control of Shanda	—	188,334	—
Equity contribution from Shanda (Note C)	—	—	5,847,070
Loan repayment from Shanda Capital Limited (Note D)	—	—	470,000
Loan repayment from Shanda Games Limited	13,900,000	3,300,000	—
Loan repayment to Shanghai Shulong Computer	6,769,544	—	—
Loan repayment to Shanghai Shulong	3,135,076	3,303,760	—
Loan to Shanda Capital Limited	470,000	13,865	—
Interest income from Shanda Games Limited	246,178	14,236	—
Interest income from Shanda Capital Limited (Note D)	10,575	14,620	3,388
Interest expense for loans from Shanghai Shulong Computer and Shanghai Shulong	448,011	16,365	—

Note A.  The Group entered into an original advertising agency agreement with Shengyue in 2011, when Shengyue was controlled by Shanda. Under this agreement, Shengyue was appointed as the Group’s primary agency to secure advertisements from various end advertisers. The Group provided advertising capacity/spots to Shengyue on its online video portal. The original agreement covered a period of 1 year and 9 months commencing April 1, 2011 and was extended thereafter through early 2014.  In early 2014, following the disposition of Shengyue by Shanda to an independent third party, a new agreement was reached (Note 1). Amounts depicted in the foregoing table only relate to the period of time when Shengyue was a related party (under Shanda’s ownership).

During the second quarter of 2014, the Company entered into two agreements with related party Qinhe, a company controlled by Mr. Xu, stipulating the provision of promotional advertising services (Notes 1 and 2(16)).  As the supplemental agreement (Note 1) related to marketing services expired on December 31, 2014, the Group will share the revenue with Qinhe under the original agreement (Note 1), without the benefit of the supplemental agreement, since the beginning of 2015. The actual revenue from Qinhe may decrease in 2015 given the cessation of the supplemental agreement.

Note B.  In April 2013, the Group entered into a technical services agreement with Shanda Network, which continued in 2014. Pursuant to this agreement, Shanda Network provided technical support services including computer cabinet management, server maintainance, and other items.  The service fees are settled on a monthly basis.

Note C.  During April and May 2014, Shanda provided loans totaling $5.8 million (RMB 36.1 million) to the Group. The loan were interest-free and were immediately unconditionally forgiven as to repayment. Related thereto, certain existing related party payables, amounting to $0.8 million, and receivables, amounting to $1.2 million, involving certain companies controlled by Shanda were forgiven as to repayment. The net effect of the foregoing was a $5.4 million equity contribution reflected as an increase in the Group’s additional paid-in capital (Note 1).

Note D.  In 2014, the Group’s remaining loan receivable from Shanda Capital Limited was repaid in full.

Year-End Related Party Balances

At December 31, 2013 and December 31, 2014, the amounts receivable from and payable to related parties included in the consolidated balance sheet mainly represent the outstanding amounts arising from the transactions described in the preceding section. Receivables from Shengyue relate to the pre-existing advertising revenue arrangement described in the preceding subsection of this note.  Accounts receivable balances due from related parties are as follows.

	December 31, 2013	December 31, 2014
Accounts receivable due from related parties
Shanghai Shengyue Advertising Co., Ltd.	6,313,489	—
Other companies under control of Shanda	208,495	972
	6,521,984	972

Accounts payable balances due to related parties are as follows.

	December 31, 2013	December 31, 2014
Accounts payable due to related parties
Shanghai Shanda Network Development Co.,Ltd	355,820	709,911
Shanghai Shengle Information Technology Co., Ltd.	190,837	—
Other companies under control of Shanda	11	—
	546,668	709,911

Payables to Shanghai Shanda Network Development Co., Ltd. for technical service fees in 2014 were partially forgiven by Shanda Network as to repayment, as described under Note C above.

Other balances with related parties are as follows.

	December 31, 2013	December 31, 2014
Other receivables due from related parties
Hurray! Media Co., Ltd. (Note 1)	1,246,641	—
Seed Music Group Limited (Note 10)	—	—
Shanda Capital Limited	495,196	—
Other companies under control of Shanda	45,668	2,924
	1,787,505	2,924

All amounts due from related parties are non-interest bearing, unsecured and receivable on demand except for the receivable due from Shanda Capital Limited with an annual interest rate of 3%.  In 2013, based upon changed facts and a revised assessment indicating unlikely collection of a $980,000 loan receivable originated to Seed Music (a former subsidiary of the Group sold to Shanda Interactive in 2010) for which collection was being sought from a shareholder of Seed Music unrelated to the Group, the Group fully provided for the impaired loan and reduced its net value to zero.  In light of the character of the original loan (which represented an cash outflow reported in investing activities) and the lack of relation to the Group’s ongoing operations, as well as the fact that Seed Music is a related party not under common control, the Group recorded the corresponding charge as other expense within “other income, net”. In early 2014, the Group forgave as to repayment its receivable due from Hurray! Media Co., Ltd. in partial exchange for an RMB 20.0 million equity contribution (received in the form of a forgiven loan) from Shanda (Note 1).

	December 31, 2013	December 31, 2014
Other payables due to related parties
Shanda Media Group Limited	375,000	—
	375,000	—

Interest payable to Shanda Media Group Limited amounting to $375,000 was fully forgiven as to repayment in 2014 as stated in Note C above.